Shareholders' Deficit (Details) - Schedule of warrant activities - Warrant [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Shareholders' Deficit (Details) - Schedule of warrant activities [Line Items]
Number of Options Balance Outstanding, Beginning		2,050,000
Weighted Average Exercise Price Balance Outstanding, Beginning		$ 0.1
Weighted Average Remaining Contractual Term (Years), Balance Outstanding, Beginning	3 years 7 months 28 days
Aggregate Intrinsic Value Balance Outstanding, Beginning		$ 4,400
Number of Warrants, Granted		288,750	2,050,000
Weighted Average Exercise Price, Balance Outstanding, Granted		$ 0.1	$ 0.1
Number of Warrants, Cancelled		(288,750)
Weighted Average Exercise Price, Balance Outstanding, Cancelled		$ (0.1)
Number of Warrants, Exercisable	1,000,000	2,050,000
Weighted Average Exercise Price, Exercisable	$ 0.09	$ 0.05
Weighted Average Remaining Contractual Term (Years), Exercisable	2 years 9 months 18 days	3 years 7 months 28 days
Aggregate Intrinsic Value, Exercisable		$ 137,000
Number of Options Balance Outstanding, Ending			2,050,000
Weighted Average Exercise Price Balance Outstanding, Ending			$ 0.1
Weighted Average Remaining Contractual Term (Years) Balance Outstanding, Ending	2 years 9 months 18 days		4 years 7 months 28 days
Aggregate Intrinsic Value Balance Outstanding, Ending			$ 4,400